SHARE REPURCHASE PROGRAM	12 Months Ended
Dec. 31, 2011
SHARE REPURCHASE PROGRAM
SHARE REPURCHASE PROGRAM

13. SHARE REPURCHASE PROGRAM

In August 2011, the Company adopted a share repurchase program enabling it to repurchase up to an aggregate of $100 million of its ADSs, each representing its two ordinary shares. As of December 31, 2011, the Company repurchased an aggregate of 645,424 ADSs, representing 1,290,848 ordinary shares, on the open market for total cash consideration of $1,943,822.